Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related party transactions
Related Party Transactions

6. Related Party Transactions

Tax Sharing Agreement

On March 11, 2003, the Company became a member of Hallmark Cards’ consolidated federal tax group and entered into a federal tax sharing agreement with Hallmark Cards (the “federal tax sharing agreement”). Hallmark Cards includes the Company in its consolidated federal income tax return.  Accordingly, Hallmark Cards has benefited from subsequent tax losses and may benefit from future federal tax losses, which may be generated by the Company.  Based on the original federal tax sharing agreement, Hallmark Cards agreed to pay the Company all of the benefits realized by Hallmark Cards as a result of including the Company in its consolidated income tax return. Also, taxable income recognized by the Company that is included in the Hallmark Cards consolidated tax return will result in a payment by the Company to Hallmark Cards.

On a quarterly basis through December 31, 2009, Hallmark Cards paid the Company cash for 75% of the estimated benefit from losses with the balance applied as an offset against other amounts owed by the Company to any member of the Hallmark Cards consolidated group under any loan, line of credit or other payable, subject to limitations under any loan indentures or contracts restricting such offsets.  As part of the Recapitalization, the federal tax sharing agreement was amended to provide that 100% of any such benefit will be deferred for application against future tax liabilities of the Company.  Pursuant to the August 2003 amendment to the federal tax sharing agreement, the benefit that would otherwise have resulted from interest accrued on the 10.25% senior secured note was not available to the Company until such interest was paid in cash. As a result of the Recapitalization, such interest accrued from January 1, 2010, through June 29, 2010, was treated as a deduction under the amended federal tax sharing agreement.

At December 31, 2009, the Company owed Hallmark Cards $8.5 million under the federal tax sharing agreement for 2009. The liability was satisfied on June 29, 2010, in connection with the Recapitalization. For the year ended December 31, 2010, the Company owed Hallmark Cards $12.9 million for tax as calculated pursuant to the amended federal tax sharing agreement and this amount was paid to Hallmark Cards in December 2010. The Company owed Hallmark Cards $5.1 million under the federal tax sharing agreement for the first quarter of 2011 which was paid in April 2011. The Company owes Hallmark Cards $5.4 million under the federal tax sharing agreement for the second quarter of 2011 which was paid in July 2011.

Since May 9, 2000, the Company has been included in certain combined state income tax returns of Hallmark Cards or Hallmark Entertainment Holdings. Consequently, Hallmark Entertainment Holdings and the Company entered into a state tax sharing agreement. Under the state tax sharing agreement, Hallmark Entertainment Holdings and the Company file consolidated, combined or unitary state tax returns.  The Company makes tax-sharing payments to (or receives payments from) Hallmark Entertainment Holdings equal to the taxes (or tax refunds) that the Company would pay (or receive) if it filed on a stand-alone basis. Such payments are computed based on the Company’s taxable income (loss) and other tax items beginning the day following the May 9, 2000, reorganization.   Hallmark Cards has agreed to waive the state tax liability associated with the 2010 cancellation of debt income in those states in which Hallmark Cards files a combined return.  Accordingly, the Company has reduced the liability for the state taxes and credited paid-in capital for that amount.  As of June 30, 2011, it is estimated that the Company will owe Hallmark Cards approximately $988,000 with respect to the state tax sharing payments relating to 2010 and 2011.  This amount will be payable two days prior to the due date of the state tax returns.

Any payments received from Hallmark Cards or credited against amounts owed by the Company to any member of the Hallmark Cards consolidated group under the tax sharing agreements have been recorded as additions to paid-in capital in the accompanying consolidated statements of stockholders’ deficit. Any amounts owed or payments made to Hallmark Cards or to any member of the Hallmark Cards consolidated group under the tax sharing agreement in excess of current tax expense have been recorded as reductions to paid-in capital.

Release of Valuation Allowance

The Company had established a deferred tax asset of $610.2 million as of December 31, 2010, and had recorded a full valuation allowance against it.  After evaluating positive and negative evidence available as of the reporting date, including recent earnings history, the Company has determined that it is more likely than not that it will utilize a portion of its tax loss carry forwards, as if separate returns were filed. Consistent with ASC 740 Income Taxes, the following sources of taxable income may be available under the tax law to realize a portion or all of a tax benefit for deductible temporary differences and carry forwards:

•                  Future reversals of existing taxable temporary differences

•                  Taxable income in prior carry back year(s) if carry back is permitted under the tax law

•                  Tax planning strategies

•                  Future taxable income exclusive of reversing temporary differences and carry forwards

The Company has released a portion of its valuation allowance and has recognized an unreserved deferred tax asset of approximately $44.2 million on its balance sheet as of June 30, 2011.  This also results in a non-cash reduction in income tax expense.

In accordance with ASC 740, the Company recorded $44.2 million of tax benefit for the portion of the change in valuation allowance arising from expected realization of deferred tax assets in future years as a discrete item in the first quarter of 2011.  The tax benefit for the portion of the change in valuation allowance arising from income in the current year is included in the Company’s computation of the estimated annual effective tax rate for the year, and, therefore, will reduce the tax expense the Company otherwise would have recorded for the remainder of 2011 absent any beginning of year valuation allowance.

The Company will continue to evaluate the available positive and negative evidence available in subsequent periods and adjust its remaining valuation allowance to an amount it determines to be more likely than not to be realized.

Services Agreement with Hallmark Cards

Hallmark Cards provides Crown Media Holdings with tax, risk management, health safety, environmental, insurance, legal, treasury, human resources, cash management and real estate consulting services.  In exchange, the Company is obligated to pay Hallmark Cards a fee, plus out-of-pocket expenses and third party fees, in arrears on the last business day of each quarter. Fees for Hallmark Cards’ services were $387,000 for full year ending December 31, 2010, and are expected to be $448,000 for the full year ending December 31, 2011.

At December 31, 2010, and June 30, 2011, the Company’s payables to Hallmark Cards affiliates on the accompanying condensed consolidated balance sheets were $1.0 million and $7.7 million, respectively. The December 31, 2010, balance was comprised of $757,000 of state taxes due under the state tax sharing agreement and $248,000 of non-interest bearing unpaid accrued service fees and unreimbursed expenses.  The June 30, 2011, balance was comprised of $5.4 million of federal taxes due in July 2011 and $988,000 of state taxes due under the federal and state tax sharing agreements, $1.2 million of assigned license payments, and $30,000 of non-interest bearing unpaid accrued service fees and unreimbursed expenses. The $15.2 million outstanding at December 31, 2009, was satisfied on June 29, 2010, in connection with the Recapitalization.

Hallmark Hall of Fame

On July 6, 2011, the Company entered into an agreement with Hallmark Cards for six new “Hallmark Hall of Fame” two-hour movies to be produced by Hallmark Cards over a two-year license term.  The Company has the right to broadcast each movie four times during a period which begins seven days after and ends 14 days after the initial broadcast of each movie on the ABC Network.  The Company will retain over nine minutes of commercial time within or adjacent to the running time of each movie and such time will either be used for promos or sales to advertisers who sell products compatible with the Hallmark image.  All other commercial time will be for Hallmark Cards and Hallmark-branded commercials.  Hallmark Cards has agreed to pay the Company $3.4 million during the two-year period.  The program license agreement described herein will have no effect on the Hallmark Hall of Fame program license agreement which the Company entered into with Hallmark Cards in 2008.

9.   Related party transactions

Tax sharing agreement

Overview

On March 11, 2003, the Company became a member of Hallmark Cards' consolidated federal tax group and entered into a federal tax sharing agreement with Hallmark Cards (the "tax sharing agreement"). Hallmark Cards includes the Company in its consolidated federal income tax return. Accordingly, Hallmark Cards has benefited from subsequent tax losses and may benefit from future federal tax losses, which may be generated by the Company. Based on the original tax sharing agreement, Hallmark Cards agreed to pay the Company all of the benefits realized by Hallmark Cards as a result of including the Company in its consolidated income tax return. Also, taxable income recognized by the Company that is included in the Hallmark Cards consolidated tax return will result in a payment by the Company to Hallmark Cards.

Through December 31, 2009, the benefit from losses generated have been paid 75% in cash on a quarterly basis with the balance applied as an offset against other amounts owed by the Company to any member of the Hallmark Cards consolidated group under any loan, line of credit or other payable, subject to limitations under any loan indentures or contracts restricting such offsets. As a result of the Recapitalization, the tax agreement has been amended to provide that 100% of any such benefit will be deferred for application against future tax liabilities of the Company. Pursuant to the amendment to the tax sharing agreement in August 2003, the benefit that would otherwise result from interest accrued on the 10.25% senior secured note was not available to the Company until such interest is paid in cash. As a result of the Recapitalization, such interest accrued from January 1, 2010, through June 29, 2010, will be treated as a deduction under the amended tax sharing agreement.

The Company received $21.3 million under the tax sharing agreement during 2008, which was offset against the tax note. At December 31, 2009, the Company owed Hallmark Cards $8.5 million under the tax sharing agreement for 2009. The liability was satisfied on June 29, 2010, in connection with the Recapitalization. For the year ended December 31, 2010, the Company owed Hallmark Cards $12.9 million for tax as calculated pursuant to the amended tax sharing agreement and this amount was paid to Hallmark Cards in December 2010.

Any payments received from Hallmark Cards or credited against amounts owed by the Company to any member of the Hallmark Cards consolidated group under the tax sharing agreements have been recorded as additions to paid-in capital in the accompanying consolidated statements of stockholders' deficit. Any amounts owed or payments made to Hallmark Cards or to any member of the Hallmark Cards consolidated group under the tax sharing agreement have been recorded as reductions to paid-in capital.

Since May 9, 2000, the Company has been included in certain combined state income tax returns of Hallmark Cards or Hallmark Entertainment Holdings. Consequently, Hallmark Entertainment Holdings and the Company entered into a state tax sharing agreement. Under the state tax sharing agreement, Hallmark Entertainment Holdings and the Company file consolidated, combined or unitary state tax returns. The Company makes tax-sharing payments to (or receives payments from) Hallmark Entertainment Holdings equal to the taxes (or tax refunds) that the Company would pay (or receive) if it filed on a stand-alone basis. Such payments are computed based on the Company's taxable income (loss) and other tax items beginning the day following the May 9, 2000, reorganization. Hallmark Cards has agreed to waive the state tax liability associated with the cancellation of debt income in those states in which Hallmark Cards files a combined return. Accordingly, the Company has reduced the liability for the state taxes and credited paid-in capital for that amount. For the year ending December 31, 2010, it is estimated that the Company will owe Hallmark Cards approximately $800,000 with respect to the state tax sharing payment primarily related to changes in California tax law. This amount will be payable two days prior to the due date of the state tax returns in 2011.

Services agreement with Hallmark Cards

Hallmark Cards provides Crown Media Holdings with tax, risk management, health safety, environmental, insurance, legal, treasury, human resources, cash management and real estate consulting services. In exchange, the Company is obligated to pay Hallmark Cards a fee, plus out-of-pocket expenses and third party fees, in arrears on the last business day of each quarter. Fees for Hallmark Cards' services were $541,000 for 2008, $455,000 for 2009 and $387,000 for 2010.

At December 31, 2009, and 2010, non-interest bearing unpaid accrued service fees and unreimbursed expenses of $15.2 million and $648,000, respectively, were included in payable to affiliates on the accompanying consolidated balance sheets. The $15.2 million outstanding at December 31, 2009, was satisfied on June 29, 2010, in connection with the Recapitalization. For the years ended December 31, 2008, 2009 and 2010, out-of-pocket expenses and amounts paid to third parties on the Company's behalf by Hallmark Cards were $1.1 million, $420,000 and $302,000, respectively.

"Hallmark Hall of Fame" programming license agreement

In 2008, Crown Media United States entered into an agreement with Hallmark Hall of Fame Productions, Inc. for the exclusive license of 58 "Hallmark Hall of Fame" movies, consisting of 16 contemporary Hallmark Hall of Fame titles (i.e., produced from 2003 to 2008) and 42 older titles, for exhibition on the Hallmark Channel and Hallmark Movie Channel. These titles are licensed for ten year windows, with windows commencing at various times between 2007 and 2010, depending on availability. The total license fee for these movies is $17.2 million and is payable in equal monthly installments over the various 10-year exhibition windows.

Trademark agreement with Hallmark Cards

Crown Media United States has a trademark license agreement with Hallmark Licensing, Inc. for use of the "Hallmark" mark for the Hallmark Channel and for the Hallmark Movie Channel. In June 2010, Hallmark Cards extended the trademark license agreements for the Hallmark Channel and the Hallmark Movie Channel to September 1, 2011. The Company is not required to pay any fees under the trademark license agreements.

The Company has accounted for the agreement pursuant to the contractual terms of the arrangement, which is royalty free. Accordingly, no amounts have been reflected in the consolidated balance sheets or consolidated statements of operations and of the Company.

Under the license agreement, we would be in default if we (i) fail to make any payment due under any loan agreement within five days of its due date or (ii) receive an opinion from our auditors that expresses their doubt with respect to our ability to continue as a going concern. The Company obtained a waiver for the trademark license agreement dated March 3, 2010, from Hallmark Cards related to its going concern opinion over its 2009 financial statements.